Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital and Share-based Payment Arrangements [Abstract]
Disclosure of Detailed Information About Capital Transactions
Capital transactions:

Number of shares (in millions)	SVS		MVS
Issued and outstanding at December 31, 2016	121.9		18.9
Issued from treasury(i)	2.8		—
Cancelled under NCIB	(1.9)		—
Other(ii)	0.35		(0.35)
Issued and outstanding at December 31, 2017	123.2		18.6
Issued from treasury(i)	1.3		—
Cancelled under NCIB	(6.8)		—
Issued and outstanding at December 31, 2018	117.7		18.6
Issued from treasury(i)	0.8	—	—
Cancelled under NCIB	(8.3)	—	—
Issued and outstanding at December 31, 2019	110.2		18.6

(i)
During 2019, we issued nil (2018 — 0.1 million; 2017 — 1.7 million) SVS from treasury upon the exercise of stock options for aggregate cash proceeds of nil (2018 — $0.4; 2017 — $13.6). We issued 0.8 million (2018 — 1.2 million; 2017 — 1.1 million) SVS from treasury with ascribed values of $10.4 (2018 — $14.3; 2017 — $9.8) upon the vesting of certain RSUs and PSUs. We also settled RSUs and PSUs with SVS purchased in the open market. Settlement of these awards is described below.

(ii)	During 2017, Onex Corporation converted 346,175 MVS into SVS. Onex Corporation did not convert any MVS in 2018 or 2019.

Disclosure of repurchase and reverse repurchase agreements
Information regarding share repurchase activities under our NCIBs for the years indicated is set forth below:

	Year ended December 31
	2017	2018	2019

Aggregate cost (1) of SVS repurchased for cancellation	$19.9	$75.5	$67.3
Number of SVS repurchased for cancellation (in millions)	1.9	6.8	8.3
Weighted average price per share for repurchases	$10.58	$11.10	$8.15
Aggregate cost (1) of SVS repurchased for delivery under SBC plans	$16.7	$22.4	$9.2
Number of SVS repurchased for delivery under SBC plans (in millions)	1.4	2.1	1.2
(1) Includes transaction fees.

December 31
2017	2018	2019

Number of SVS held by trustee for delivery under SBC plans (1) (in millions)	0.8	1.9	1.7
Value of SVS held by trustee for delivery under SBC plans (1)	$8.7	$20.2	$14.8
(1) For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.

Additional information about share-based payment arrangements
Information regarding director SBC expense for the years indicated is set forth below:

	Year ended December 31
	2017	2018	2019
Director SBC expense in SG&A	$2.2	$2.0	$2.4

	December 31
	2017	2018	2019
Number of DSUs outstanding (in millions)	1.5	1.6	1.8
Number of RSUs issued to directors outstanding (in millions)	—	—	0.02
Information regarding employee SBC expense for the years indicated is set forth below:

	Year ended December 31
	2017	2018	2019
Employee SBC expense in cost of sales	$14.6	$14.7	$14.6
Employee SBC expense in SG&A	15.5	18.7	19.5
Total	$30.1	$33.4	$34.1

Disclosure of Detailed Information About Stock Option Transactions
Stock option transactions were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price
	(in millions)
Outstanding at January 1, 2017	2.1	$8.46
Exercised	(1.7)	$7.87
Outstanding at December 31, 2017	0.4	$12.14
Exercised	(0.1)	$6.20
Outstanding at December 31, 2018	0.3	$11.93
Exercised	—	$—
Outstanding at December 31, 2019	0.3	$12.50

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following stock options* were outstanding as at December 31, 2019:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.35 - $13.46	0.3	$12.50	5.2	0.3	$12.50

*     The exercise prices used in the above tables were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following stock options* were outstanding as at December 31, 2019:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.35 - $13.46	0.3	$12.50	5.2	0.3	$12.50

*     The exercise prices used in the above tables were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.

Disclosure of Detailed Information About RSU and PSU Transactions
Information regarding RSU and PSU grants to employees and directors (see below), as applicable, for the years indicated is set forth below:

	Year ended December 31
	2017	2018	2019
RSUs Granted:
Number of awards (in millions)	1.9	2.6	3.0
Weighted average grant date fair value per unit	$13.05	$10.48	$7.88

PSUs Granted:
Number of awards (in millions, representing 100% of target)	0.9	1.6	2.1
Weighted average grant date fair value per unit	$17.18	$11.11	$8.14

	December 31
	2017	2018	2019
Number of outstanding RSUs (in millions)	3.2	3.8	4.6
Number of outstanding PSUs (in millions, representing 100% of target granted)	2.5	3.2	3.8